OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Receivables Abstract
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 8: -     OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2022	2021

Government authorities	$284	$275
Grant receivables	63	-
Patent cost reimbursement	6	603
Accrued bank interests	-	7
Prepaid expenses	995	1,681
Restricted cash	32	77
Other	102	8

	$1,482	$2,651